Financial risk management and fair value estimates (Details Textual)	12 Months Ended
	Jun. 30, 2019 ARS ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 ARS ($)
Statement Line Items [Line Items]
Percentage of other factors	10.00%	10.00%
Net additional loss before income tax	$ (27,147,000,000)	$ (6,653,000,000)	$ (3,380,000,000)
Future exchanges contract pending (asset)	31,000,000
Future exchanges contract pending (liability)	25,000,000	70,000,000
Foreign currency risk	$ (8,323,000,000)	$ (11,170,000,000)
Business, description	The Group estimates that, other factors being constant, a 10% decrease in quoted prices of equity securities and in derivative financial instruments portfolio at year-end would generate a loss before income tax for the year ended June 30, 2019 of Ps. 558 (Ps. 75 in 2018) for the Operations Center in Argentina and a loss before income tax for the year ended June 30, 2019 of Ps. 1,785 (Ps. 2,965 in 2018) for the Operations Center in Israel. An increase of 10% on these prices would have an equal and opposite effect in the Statement of Income.
Percentage of trade receivable by group	0.90%	2.10%
Argentina
Statement Line Items [Line Items]
Business, description	Argentina and Brazil together concentrate more than 94% and 96% of the Group's grain production for the years ended June 30, 2019 and 2018, respectively.
Percentage increase in foreign currency	44.00%
Brazil
Statement Line Items [Line Items]
Business, description	The Group’s sugarcane production is based in Brazil and to a lesser extent in Bolivia. Brazil concentrates more than 97% and 99% of the Group’s total sugarcane production as of June 30, 2019 and 2018, respectively. Currently, the group has two supply agreements of sugarcane. One of them is with Brenco Companhia Brasileira de Energía Renovable (ETH) and the other one Aparecería IV with Agroserra - Agro Pecuária e Industria, in the municipality of São Raimundo das Mangabeiras. Sales to ETH amounted to Ps. 821 and Ps. 820 and from Agroserra amounted to Ps. 974 and Ps. 571 during fiscal years ended June 30, 2019 and 2018, respectively. Thus, total sales amounted to Ps. 1,795 and Ps. 1,391 in fiscal year ended June 30, 2019 and 2018, representing 14% and 13% of consolidated agricultural business revenues of the Group of each fiscal year. Although sales are agreed, the Group do not believe that there is a significant collection risk as of the date of year fiscal year, considering the rating of ETH and Agroserra.
Percentage increase in foreign currency	33.00%
Bolivia
Statement Line Items [Line Items]
Business, description	For the years ended June 30, 2019 and 2018, the grain production in Bolivia has not been significant representing only 6% and 4% of the total Group's crop sales, respectively.
Operation Center In Argentina [Member]
Statement Line Items [Line Items]
Business, description	The Group estimates that, other factors being constant, a 1% increase in floating rates at year-end would increase net loss before income tax for the years ended June 30, 2019 and 2018 in the amount of Ps. 21.8 and Ps. 36.6, respectively. A 1% decrease in floating rates would have an equal and opposite effect on the Statement of Income.
Percentage of long term borrowing	0.941	0.955
Percentage of trade receivable by group	99.10%	91.70%
Operation Center In Israel [Member]
Statement Line Items [Line Items]
Net additional loss before income tax	$ 832,000,000	$ 1,117,000,000
Business, description	The Group estimates that, other factors being constant, a 1% increase in floating rates at year-end would increase net loss before income tax for the year ended June 30, 2019, in approximately Ps. 97 (approximately Ps. 105 in 2018). A 1% decrease in floating rates would have an equal and opposite effect on the Statement of Income.
Percentage of long term borrowing	0.971	0.961
Consumer Price Index ("CPI") of Israel [Member]
Statement Line Items [Line Items]
Derivative financial instruments	$ 5,586,000,000	$ 946,000,000
Business, description	As of June 30, 2019, 38.4% of the loans are affected by the evolution of the CPI. A 1% increase in the CPI would generate a loss of Ps. 1,051 (Ps. 1,746 for 2018) and a decrease of 1% generates a profit of Ps. 1,063 (Ps. 1,078 for 2018).
Total Agricultural Business [Member]
Statement Line Items [Line Items]
Net additional loss before income tax	$ 1,777,000,000	$ 1,472,000,000
Percentage of trade receivable by group	4.00%	5.00%
Agricultural Business [Member]
Statement Line Items [Line Items]
Derivative financial instruments	$ 132,000,000	$ 54,000,000
Future exchanges contract pending (asset)	$ (94,000,000)	2,000,000
Business, description	The Group estimates that, other factors being constant, a 1% increase in floating rates at year-end would increase net loss before income tax for the years ended June 30, 2019 and 2018 in the amount of Ps. 22.93 and Ps. 28.70, respectively. A 1% decrease in floating rates would have an equal and opposite effect on the Statement of Income.
Derivative financial instruments [member]
Statement Line Items [Line Items]
Derivative financial instruments	$ 1,497,000,000	2,132,000,000
Future exchanges contract pending (asset)	$ 13,000,000	$ 47,300,000